PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 669,283	€ 626,130
Property, plant and equipment, ending balance	710,260	669,283
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,367,435	2,212,720
Additions	188,904	175,647
Divestitures	(35,423)	(18,554)
Reclassification	0	(2,424)
Change in scope of consolidation		(613)
Translation differences	(2,417)	659
Property, plant and equipment, ending balance	2,518,499	2,367,435
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,698,152	1,586,590
Depreciation	143,484	129,615
Divestitures	(32,299)	(18,275)
Reclassification		0
Change in scope of consolidation		(312)
Translation differences	(1,098)	534
Property, plant and equipment, ending balance	1,808,239	1,698,152
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	22,681	22,671
Property, plant and equipment, ending balance	23,537	22,681
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	22,681	22,671
Additions	892	0
Divestitures	0	0
Reclassification	0	0
Change in scope of consolidation		0
Translation differences	(36)	10
Property, plant and equipment, ending balance	23,537	22,681
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassification		0
Change in scope of consolidation		0
Translation differences	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	204,681	208,078
Property, plant and equipment, ending balance	199,489	204,681
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	337,503	331,177
Additions	4,691	5,596
Divestitures	(77)	(1,021)
Reclassification	355	1,578
Change in scope of consolidation		0
Translation differences	(723)	173
Property, plant and equipment, ending balance	341,749	337,503
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	132,822	123,099
Depreciation	9,860	9,995
Divestitures	(69)	(608)
Reclassification		(177)
Change in scope of consolidation		0
Translation differences	(353)	159
Property, plant and equipment, ending balance	142,260	132,822
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	325,161	327,011
Property, plant and equipment, ending balance	403,693	325,161
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,786,156	1,691,482
Additions	131,981	81,678
Divestitures	(31,877)	(9,902)
Reclassification	73,160	22,898
Change in scope of consolidation		0
Translation differences	42	0
Property, plant and equipment, ending balance	1,959,462	1,786,156
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,460,995	1,364,471
Depreciation	124,629	109,939
Divestitures	(29,761)	(11,628)
Reclassification		1,786
Change in scope of consolidation		0
Translation differences	(94)	(1)
Property, plant and equipment, ending balance	1,555,769	1,460,995
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	28,287	32,607
Property, plant and equipment, ending balance	26,781	28,287
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	132,622	131,627
Additions	11,855	7,322
Divestitures	(3,101)	(7,631)
Reclassification	(2,685)	1,441
Change in scope of consolidation		(613)
Translation differences	(1,700)	476
Property, plant and equipment, ending balance	136,991	132,622
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	104,335	99,020
Depreciation	8,995	9,681
Divestitures	(2,469)	(6,039)
Reclassification		(1,609)
Change in scope of consolidation		(312)
Translation differences	(651)	376
Property, plant and equipment, ending balance	110,210	104,335
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	88,473	35,763
Property, plant and equipment, ending balance	56,760	88,473
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	88,473	35,763
Additions	39,485	81,051
Divestitures	(368)	0
Reclassification	(70,830)	(28,341)
Change in scope of consolidation		0
Translation differences	0	0
Property, plant and equipment, ending balance	56,760	88,473
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassification		0
Change in scope of consolidation		0
Translation differences	0	0
Property, plant and equipment, ending balance	€ 0	€ 0